Related-party transactions (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Balances of Significant Transactions

The balances of significant transactions are set out in the following table:

	2017	12.31.2017		2016	12.31.2016
	Income (expense)	Assets	Liabilities	Income (expense)	Assets	Liabilities
Joint ventures and associates
State-controlled gas distributors (joint ventures)	2,203	294	141	1,740	246	69
Petrochemical companies (associates)	3,847	59	16	3,578	131	27
Other associates and joint ventures	(633)	177	691	462	178	382

Subtotal	5,417	530	848	5,780	555	478

Brazilian government – Parent and its controlled entities
Government bonds	153	1,702	—	130	1,113	—
Banks controlled by the Brazilian Government	(1,466)	5,839	12,390	(3,073)	4,114	19,860
Receivables from the Electricity sector (note 8.4)	643	5,247	—	962	4,922	2
Petroleum and alcohol account—receivables from the Brazilian Government	1	251	—	5	268	—
Others	227	45	217	200	408	333

Subtotal	(442)	13,084	12,607	(1,776)	10,825	20,195

Pension plans	—	68	94	—	48	99

Total	4,975	13,682	13,549	4,004	11,428	20,772

Revenues, mainly sales revenues	7,517	—	—	6,652	—	—
Purchases and services	(1,588)			(94)
Foreign exchange and inflation indexation charges, net	239	—	—	(284)	—	—
Finance income (expenses), net	(1,193)	—	—	(2,270)	—	—
Current assets	—	2,521	—	—	3,062	—
Non-current assets	—	11,161	—	—	8,366	—
Current liabilities	—	—	1,544	—	—	4,037
Non-current liabilities	—	—	12,005	—	—	16,735

Total	4,975	13,682	13,549	4,004	11,428	20,772

Summary of Compensation of Employees (Including Those Occupying Managerial Positions) and Officers

The compensation of employees (including those occupying managerial positions) and officers in December 2017 and December 2016 were:

Compensation of employees, excluding officers (amounts in U.S. dollars)	Dec/2017	Dec/2016
Lowest compensation	964.52	934.64
Average compensation	5,591.00	5,376.73
Highest compensation	30,644.55	27,996.49
Compensation of highest paid Petrobras officer	35,964.15	35,453.09

Summary of Total Compensation of Executive Officers and Board Members of Petrobras Parent Company

The total compensation of Executive Officers and Board Members of Petrobras parent company is set out as follows:

	2017			2016
					Board
	Officers	Board members	Total	Officers	members and alternates	Total
Wages and short-term benefits	3.7	0.4	4.1	3.4	0.4	3.8
Social security and other employee-related taxes	1.0	—	1.0	1.0	0.1	1.1
Post-employment benefits (pension plan)	0.4	—	0.4	0.4	—	0.4
Benefits due to termination of tenure	—	—	—	0.2	—	0.2

Total compensation recognized in the statement of income	5.1	0.4	5.5	5.0	0.5	5.5

Average number of members in the period (*)	7.92	9.00	16.92	7.67	11.00	18.67
Average number of paid members in the period (**)	7.92	5.75	13.67	7.67	9.33	17.00

(*)	Monthly average number of members.
(**)	Monthly average number of paid members.